Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of Financial Assets (Liabilities) Measured at Fair Value

Financial assets (liabilities) measured at fair value

	Level 1	Level 2	Level 3
	U.S Dollars in thousands
June 30, 2026
Derivatives instruments	$-	$158	$-
Contingent consideration	$-	$-	$(21,327)

June 30, 2025
Derivatives instruments	$-	$542	$-
Contingent consideration	$-	$-	$(21,884)

December 31, 2025
Derivatives instruments	$-	$197	$-
Contingent consideration	$-	$-	$(23,237)